Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other comprehensive income (loss):
Tax expense (benefit) on unrealized gain on hedging activities	$ 978	$ 290	$ (1,642)
Tax expense on interest rate swap termination			1,173
Accumulated Other Comprehensive Income (Loss)
Other comprehensive income (loss):
Tax expense (benefit) on unrealized gain on hedging activities	978	290	(1,642)
Tax expense on interest rate swap termination			$ 1,173